Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated other Comprehensive Income	Equity attributable to Jiuzi	Non- Controlling interest	Total
Balance at Oct. 31, 2022	$ 2,659	$ 15,466,119	$ 891,439	$ (9,342,111)	$ (1,074,299)	$ 5,943,807	$ 137,413	$ 6,081,220
Balance (in Shares) at Oct. 31, 2022	1,363,630
Shares issued for cash proceeds, net	$ 866	1,199,134				1,200,000		1,200,000
Shares issued for cash proceeds, net (in Shares)	444,444
Shares issued for compensation	$ 347	539,653				540,000		540,000
Shares issued for compensation (in Shares)	177,778
Shares issued for debt conversion	$ 1,168	1,671,932				1,673,100		1,673,100
Shares issued for debt conversion (in Shares)	598,952
Contribution (Distribution) in capital							(7,218)	(7,218)
Net income				(6,537,968)		(6,537,968)		(6,537,968)
Non-Controlling Interest							(10,662)	(10,662)
Appropriations to statutory reserves
Foreign currency translation adjustment					687,899	687,899	(16,404)	671,495
Balance at Apr. 30, 2023	$ 5,040	18,876,838	891,439	(15,880,079)	(386,400)	3,506,838	103,129	3,609,967
Balance (in Shares) at Apr. 30, 2023	2,584,804
Balance at Oct. 31, 2022	$ 2,659	15,466,119	891,439	(9,342,111)	(1,074,299)	5,943,807	137,413	6,081,220
Balance (in Shares) at Oct. 31, 2022	1,363,630
Balance at Oct. 31, 2023	$ 7,928	23,467,575	891,439	(18,660,133)	(1,477,025)	4,229,784	69,532	$ 4,299,316
Balance (in Shares) at Oct. 31, 2023	4,065,609							4,065,609
Shares issued for cash proceeds, net	$ 221,591	49,778,407				49,999,998		$ 49,999,998
Shares issued for cash proceeds, net (in Shares)	113,636,360
Shares issued for compensation	$ 34,320	12,320,880				12,355,200		12,355,200
Shares issued for compensation (in Shares)	17,600,000
Shares issued for debt conversion
Contribution (Distribution) in capital
Net income				(15,789,532)		(15,789,532)		(15,789,532)
Non-Controlling Interest							(8,245)	(8,245)
Disposition of discontinued operation				89,743		89,743	41,357	131,100
Appropriations to statutory reserves
Foreign currency translation adjustment					(754,578)	(754,578)	4,785	(749,793)
Balance at Apr. 30, 2024	$ 263,839	$ 85,566,862	$ 891,439	$ (34,457,910)	$ (2,231,603)	$ 50,032,627	$ 107,429	$ 50,140,056
Balance (in Shares) at Apr. 30, 2024	135,301,969							135,301,969